Bonds and financing (Details) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Bonds and financing
Bonds and financing at beginning of period		R$ 1,658,467	R$ 793,341	R$ 1,640,947
Additions by business combination	[1]		998
Capitalization of bonds	[2]			(1,508,297)
Contribution of bonds	[3]			1,535,800
Payment of interest		(443)	(49,404)	(117,696)
Payment of principal			(852,135)
Interest accrued			52,935	92,584
Transfers				(19,911)
Bonds and financing at end of period		1,658,467	793,341	1,640,947
Current liabilities
Bonds and financing
Bonds and financing at beginning of period		339,859	502,882	440,947
Additions by business combination
Capitalization of bonds	[2]			(186,617)
Contribution of bonds	[3]			417,030
Payment of interest			(49,404)	(88,732)
Payment of principal	[4]		(852,135)
Interest accrued			52,935	63,620
Transfers			910,539	(104,213)
Bonds and financing at end of period		339,859	502,882	440,947
Current Bonds with Related Parties
Bonds and financing
Bonds and financing at beginning of period		338,556	502,743	440,947
Additions by business combination
Capitalization of bonds	[2]			(186,617)
Contribution of bonds	[3]			417,030
Payment of interest			(49,369)	(88,732)
Payment of principal	[4]		(852,135)
Interest accrued			52,900	63,620
Transfers			910,400	(102,910)
Bonds and financing at end of period		338,556	502,743	440,947
Current Finance Leases
Bonds and financing
Bonds and financing at beginning of period		1,303	139
Additions by business combination
Capitalization of bonds
Contribution of bonds
Payment of interest			(35)
Payment of principal
Interest accrued			35
Transfers			139	(1,303)
Bonds and financing at end of period		1,303	139
Non-current liabilities
Bonds and financing
Bonds and financing at beginning of period		1,318,608	290,459	1,200,000
Additions by business combination	[1]		998
Capitalization of bonds	[2]			(1,321,680)
Contribution of bonds	[3]			1,118,770
Payment of interest				(28,964)
Payment of principal
Interest accrued				28,964
Transfers			(910,539)	84,302
Bonds and financing at end of period		1,318,608	290,459	1,200,000
Non-current Bonds with Related Parties
Bonds and financing
Bonds and financing at beginning of period		1,300,000	289,600	1,200,000
Additions by business combination
Capitalization of bonds	[2]			(1,321,680)
Contribution of bonds	[3]			1,118,770
Payment of interest				(28,964)
Payment of principal
Interest accrued				28,964
Transfers			(910,400)	102,910
Bonds and financing at end of period		1,300,000	289,600	1,200,000
Non-current Finance Leases
Bonds and financing
Bonds and financing at beginning of period		18,608	859
Additions by business combination	[1]		998
Capitalization of bonds
Contribution of bonds
Payment of interest
Payment of principal
Interest accrued
Transfers			(139)	(18,608)
Bonds and financing at end of period		R$ 18,608	R$ 859

[1]	On November 21, 2018, MindMakers, which became a subsidiary of the Company in February 2020, entered into a bank credit note (cédula de crédito bancário) in favor of Banco de Desenvolvimento de Minas Gerais S.A. – BDMG, for an aggregate amount of R$1,676, maturing on November 15, 2026. The payment of principal will be made in 72 installments, beginning on December 15, 2020, and ending on November 15, 2026. Interest will accrue at the long-term interest rate (taxa de juros de longo prazo – TJLP), plus 5% per annum, and will be paid on a monthly basis along with payments of principal.
[2]	On September 28, 2019, the Cogna Group approved the capitalization of the 4th issuance and 5th issuance private bonds, in the amount of R$1,508,297, increasing the Parent Company’s Net Investment in the combinedcarve-outfinancial statements.
[3]	On November 19, 2019, all rights and obligations related to bonds issued by Saber with third parties were transferred to Cogna, under the condition that R$ 1,535,801 of the amount should be transferred to the Business through the Corporate Restructuring. Through this process, the Business was subject to the following contractual terms: (i)the acceleration of the other debentures originally issued by Saber; (ii)the grant by us of any liens on our assets or capital stock; (iii)a change in control by Cogna of Saber’s subsidiaries, subject to certain exceptions, Additionally, we have agreed until the maturity of the private debentures that: (i)we will allocate at least 50% of the use of proceeds from any liquidity event to repay such debentures; (ii)we will not obtain any new loans unless the proceeds of such loans are directed to repay our debentures with Cogna; and (iii)we will not pledge shares and/or dividends.
[4]	On August 4, 2020, the Company, substantially settled bonds with related parties amounting to R$ 852,135 and R$ 29,864, respectively principal and interest, as follow: 7th Issuance, 1st series – R$ 310,918; 8th Issuance R$ 448,826 and 9th Issuance 115,591. In addition, the Company settled only interest on the following bonds: 7th Issuance, 2nd series – R$4,671 and 6th Issuance, 2nd series – R$ 1,994. This measure is part of a commitment with shareholders through the IPO.